Acquisitions (Schedule of Intangible Assets Acquired as Part of Business Combination) (Details)	12 Months Ended
Dec. 31, 2014
Contractor relations | Maximum [Member]
Acquired Intangible Assets [Line Items]
Useful life	5 years
Contractor relations | Minimum [Member]
Acquired Intangible Assets [Line Items]
Useful life	2 years
Customer Relationships [Member] | Maximum [Member]
Acquired Intangible Assets [Line Items]
Useful life	10 years
Customer Relationships [Member] | Minimum [Member]
Acquired Intangible Assets [Line Items]
Useful life	2 years
Non-compete agreements | Maximum [Member]
Acquired Intangible Assets [Line Items]
Useful life	7 years
Non-compete agreements | Minimum [Member]
Acquired Intangible Assets [Line Items]
Useful life	3 years
Computer Software, Intangible Asset [Member]
Acquired Intangible Assets [Line Items]
Useful life	6 years